Ordinary Shares (Details) - USD ($)			12 Months Ended
		Apr. 06, 2023	Sep. 30, 2024	Sep. 30, 2023
Ordinary Shares [Line Items]
Authorized share capital	[1]		100,000,000	100,000,000
Ordinary Shares, par value (in Dollars per share)	[1]		$ 0.0005	$ 0.0005
Ordinary shares issued	[1]		14,591,942	12,500,000
Description of the stock split		the Company’s authorized and issued share capital and the adoption of the amended and restated memorandum of association, pursuant to which, (1) the Company effectuated a 1:2000 share subdivision, whereupon the Company’s authorized share capital was amended from $50,000 divided into 50,000 shares of par value of $1.00 each to $50,000 divided into 100,000,000 Ordinary Shares of a par value of $0.0005 each; and (2) immediately after the share subdivision, the shareholders voluntarily surrendered, on a pro rata basis, a total of 87,500,000 Ordinary Shares of a par value of $0.0005 each
Ordinary shares outstanding	[1]		14,591,942	12,500,000
Sale of ordinary shares			2,091,942
Sale of stock price (in Dollars per share)			$ 4
Net proceeds (in Dollars)			$ 5,404,654
Common Stock [Member]
Ordinary Shares [Line Items]
Authorized share capital			50,000
Ordinary Shares, par value (in Dollars per share)			$ 1
Ordinary shares issued		12,500,000	50,000
Ordinary shares outstanding		12,500,000
Subscription Arrangement [Member]
Ordinary Shares [Line Items]
Ordinary shares issued			12,500,000	12,500,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Sale of ordinary shares			91,942

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).